Investment Risks - Dynamic Alpha Macro Fund	Nov. 01, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the Subsidiary.

●	Management Risk: The Sub-Adviser’s and Futures Trading Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s and Futures Trading Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

●	Equity Securities Risk: The prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Growth stocks and dividend stocks may underperform the market as a whole.

●	Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

○	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

○	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

○	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

○	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion of fuel sources, interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

○	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

○	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geological and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

●	Market Risk: The Fund’s investments will decline in value if the price of equities or futures contracts declines. Overall securities or futures market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets and futures markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

●	Short Position Risk: Short positions are designed to profit from a decline in the price of particular futures contracts. The Fund will lose value if and when the future’s price rises, a result that is the opposite from traditional mutual funds. Positions in short futures are more risky than “long” positions because the cost of buying back the futures contracts is unknown.

●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Taxation Risk: By investing in certain futures contracts indirectly through the Subsidiary, the Fund will obtain exposure to these contracts within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s turnover rate is expected to be above 100% annually.

●	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Sub-Adviser’s and Futures Trading Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s and Futures Trading Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: The prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Growth stocks and dividend stocks may underperform the market as a whole.

Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

○	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

○	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

○	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

○	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion of fuel sources, interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

○	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

○	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geological and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Debt Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

Equity Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

Energy Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion of fuel sources, interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

Metals Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

Agriculture Commodity Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geological and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The Fund’s investments will decline in value if the price of equities or futures contracts declines. Overall securities or futures market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets and futures markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: Short positions are designed to profit from a decline in the price of particular futures contracts. The Fund will lose value if and when the future’s price rises, a result that is the opposite from traditional mutual funds. Positions in short futures are more risky than “long” positions because the cost of buying back the futures contracts is unknown.

Small And Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation Risk: By investing in certain futures contracts indirectly through the Subsidiary, the Fund will obtain exposure to these contracts within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s turnover rate is expected to be above 100% annually.

Wholly Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.